Schedule of Investments
March 31, 2021 (unaudited)

Total Return Bond Fund

Security Description		Shares or Principal Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 86.7%

Baird Core Plus Bond Fund - Class I		398,117	4,657,964
Dodge & Cox Income Fund		275,221	3,886,116
DoubleLine Total Return Bond Fund - Class I		246,566	2,579,075
Guggenheim Total Return Bond Fund - Class I		69,177	1,964,621
iShares 0-5 Year High Yield Corporate Bond ETF (4)		127,277	5,830,559
Lord Abbett High Yield Fund - Class I		264,649	1,982,220
PGIM Total Return Bond Fund - Class R6		266,414	3,820,382
Pioneer Bond Fund - Class Y		304,367	3,004,106
Segall Bryant & Hamill Plus Bond Fund - Class I		321,572	3,453,684
SPDR Bloomberg Barclays High Yield Bond ETF (4)		30,617	3,331,130
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (4)		264,950	7,241,084
Vanguard Intermediate-Term Corporate Bond ETF (4)		28,525	2,653,681
Vanguard Short-Term Bond ETF (4)		95,467	7,846,433
Xtrackers USD High Yield Corporate Bond ETF (4)		93,470	4,672,566

Total Registered Investment Companies	(Cost	$55,517,782)	56,923,621

Money Market Registered Investment Companies - 3.3%

Meeder Institutional Prime Money Market Fund, 0.06% (2)		2,130,758	2,131,184

Total Money Market Registered Investment Companies	(Cost	$2,130,629)	2,131,184

U.S. Government Obligations - 10.1%

Government National Mortgage Association, 6.50%, due 7/20/2038		55,399	71,291
U.S. Treasury Note, 2.25%, due 1/31/2024		2,179,600	2,298,201
U.S. Treasury Note, 2.625%, due 2/15/2029		1,138,100	1,230,126
U.S. Treasury Note, 1.50%, due 8/15/2026		624,500	639,307
U.S. Treasury Note, 2.25%, due 11/15/2025		1,524,600	1,622,806
U.S. Treasury Note, 2.125%, due 12/31/2022		713,000	737,454

Total U.S. Government Obligations	(Cost	$6,245,450)	6,599,185

Total Investments - 100.1%	(Cost	$63,893,861)	65,653,990

Liabilities less Other Assets - (0.1%)			(88,375)

Total Net Assets - 100.0%			65,565,615

Trustee Deferred Compensation (3)

Meeder Balanced Fund - Retail Class		1,169	15,536
Meeder Dynamic Allocation Fund - Retail Class		2,902	40,918
Meeder Muirfield Fund - Retail Class		1,648	14,371
Meeder Conservative Allocation Fund - Retail Class		350	8,379

Total Trustee Deferred Compensation	(Cost	$64,933)	79,204

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (5)
Level 1 - Quoted Prices	$59,054,805	$-
Level 2 - Other Significant Observable Inputs	6,599,185	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$65,653,990	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2021.

(3)	Assets of affiliates to the Total Return Bond Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(4)	Exchange-traded fund.

(5)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.